RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2018	2017
Plan assets	$287	$228
Less accrued benefit obligation	(368)	(328)
Accrued benefit liability (1)	$(81)	$(100)

(1)	Presented within ‘Accounts payable and other’ of the consolidated statements of financial position.